Employee benefits (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

(In thousands)	2013	2012
Obligations of the U.S. Government and its agencies	$198,992	$162,542
Corporate bonds and debentures	43,885	43,006
Equity securities	238,792	268,669
Index fund - equity	33,347	31,133
Index fund - fixed income	-	2,548
Foreign equity fund	87,336	86,947
Foreign index fund	43,711	19,847
Commodity fund	16,451	19,088
Mortgage-backed securities	12,950	10,479
Private equity investments	922	1,428
Cash and cash equivalents	27,456	16,773
Accrued investment income	1,640	1,420
Total assets	$705,482	$663,880

	2013				2012
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$198,992	$-	$198,992	$-	$162,542	$-	$162,542
Corporate bonds and debentures	-	43,885	-	43,885	-	43,006	-	43,006
Equity securities	238,792	-	-	238,792	268,669	-	-	268,669
Index fund - equity	33,347	-	-	33,347	31,133	-	-	31,133
Index fund - fixed income	-	-	-	-	-	2,548	-	2,548
Foreign equity fund	-	87,336	-	87,336	-	86,947	-	86,947
Foreign index fund	-	43,711	-	43,711	-	19,847	-	19,847
Commodity fund	-	16,451	-	16,451	-	19,088	-	19,088
Mortgage-backed securities	-	12,950	-	12,950	-	10,479	-	10,479
Private equity investments	-	-	922	922	-	-	1,428	1,428
Cash and cash equivalents	27,456	-	-	27,456	16,773	-	-	16,773
Accrued investment income	-	-	1,640	1,640	-	-	1,420	1,420
Total assets	$299,595	$403,325	$2,562	$705,482	$316,575	$344,457	$2,848	$663,880

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2013	2012
Balance at beginning of year	$2,848	$3,448
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(286)	(446)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Settlements	-	(154)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$2,562	$2,848

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2013	2012
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$7,888,454	$5,708,352
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$751,605	$706,449	$40,051	$36,439
Interest cost	27,863	29,981	1,493	1,572
Actuarial (gain) loss	(76,997)	64,103	(4,169)	3,287
Benefits paid	(49,075)	(48,928)	(1,279)	(1,247)
Benefit obligation at end of year	$653,396	$751,605	$36,096	$40,051
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$625,519	$551,141	$30,616	$28,382
Actual return on plan assets	94,855	65,306	4,795	3,430
Employer contributions	-	58,000	51	51
Benefits paid	(49,075)	(48,928)	(1,279)	(1,247)
Fair value of plan assets at end of year	$671,299	$625,519	$34,183	$30,616
Amounts recognized in accumulated other comprehensive loss:
Net loss	$147,677	$297,765	$6,928	$15,055
Accumulated other comprehensive loss (AOCL)	$147,677	$297,765	$6,928	$15,055
Reconciliation of net assets (liabilities):
Net liabilities at beginning of year	$(126,086)	$(155,308)	$(9,434)	$(8,057)
Amount recognized in AOCL at beginning of year, pre-tax	297,765	281,431	15,055	14,387
Amount prepaid at beginning of year	171,679	126,123	5,621	6,330
Net periodic benefit cost	(6,099)	(12,444)	(656)	(760)
Contributions	-	58,000	51	51
Amount prepaid at end of year	165,580	171,679	5,016	5,621
Amount recognized in AOCL	(147,677)	(297,765)	(6,928)	(15,055)
Net assets (liabilities) at end of year	$17,903	$(126,086)	$(1,912)	$(9,434)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Non-current assets	$17,903	$-	$504	$-
Current liabilities	-	-	51	51
Non-current liabilities	-	126,086	2,365	9,384

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Projected benefit obligation	$-	$751,605	$2,416	$40,051
Accumulated benefit obligation	-	751,605	2,416	40,051
Fair value of plan assets	-	625,519	-	30,616

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	Pension plan		Benefit restoration plans
	2013	2012	2013	2012
Discount rate	4.70%	3.80%	4.70%	3.80%

Schedule of Assumptions Used [Table Text Block]
	Pension plan			Benefit restoration plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.80%	4.40%	5.30%	3.80%	4.40%	5.30%
Expected return on plan assets	7.25%	7.60%	8.00%	7.25%	7.60%	8.00%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2014
Pension plan	$-
Benefit restoration plans	$51

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of the year	$183,611	$180,989
Service cost	2,257	2,190
Interest cost	6,848	7,801
Amendments	(18,670)	-
Benefits paid	(7,066)	(7,348)
Actuarial (gain) loss	(21,248)	$(21)
Benefit obligation end of year	$145,732	183,611
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(18,670)	$-
Net loss	12,346	35,486
Accumulated other comprehensive (gain) loss	$(6,324)	$35,486
Reconciliation of net liability:
Net liability at beginning of year	$(183,611)	$(180,989)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	35,486	37,469
Amount accrued at beginning of year	(148,125)	(143,520)
Net periodic benefit cost	(10,997)	(11,953)
Contributions	7,066	7,348
Amount accrued at end of year	(152,056)	(148,125)
Amount recognized in accumulated other comprehensive gain (loss)	6,324	(35,486)
Net liability at end of year	$(145,732)	$(183,611)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2013	2012
Current liabilities	$6,199	$6,811
Non-current liabilities	139,532	176,800

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
To determine benefit obligation:	2013	2012
Discount rate	4.80%	3.80%
Initial health care cost trend rates	7.50%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2016

To determine net periodic benefit cost:	2013	2012	2011
Discount rate	3.80%	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	6.50%	25.00%	25.00%
All other plans	6.50	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016	2014

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$290	$(363)
Effect on postretirement benefit obligation	$5,635	$(6,684)

Schedule Of Accumulated Benefit Obligations Less Than Plan Assets [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Projected benefit obligation	$653,396	$-	$33,680	$-
Accumulated benefit obligation	653,396	-	33,680	-
Fair value of plan assets	671,299	-	34,183	-

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plan		Benefit restoration plans
	2013	2012	2013	2012
Accumulated other comprehensive loss at beginning of year	$297,765	$281,431	$15,055	$14,387
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(21,452)	(21,703)	(1,330)	(1,294)
Occurring during the year:
Net actuarial (gains) losses	(128,636)	38,037	(6,797)	1,962
Total (decrease) increase in AOCL	(150,088)	16,334	(8,127)	668
Accumulated other comprehensive loss at end of year	$147,677	$297,765	$6,928	$15,055

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
Net loss	$8,075	$431

Schedule Of Net Benefit Costs Table Text Block
	Pension plan			Benefit restoration plans
(In thousands)	2013	2012	2011	2013	2012	2011
Interest cost	$27,863	$29,981	$31,139	$1,493	$1,572	$1,581
Expected return on plan assets	(43,216)	(39,240)	(43,361)	(2,167)	(2,105)	(1,803)
Recognized net actuarial loss	21,452	21,703	11,314	1,330	1,294	591
Net periodic benefit (credit) cost	6,099	12,444	(908)	656	761	369
Termination benefit loss	-	-	15,559	-	-	-
Total benefit cost	$6,099	$12,444	$14,651	$656	$761	$369

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2014	$36,850	$1,604
2015	36,755	1,862
2016	37,323	1,983
2017	37,999	2,102
2018	38,606	2,182
2019 - 2023	199,925	11,829

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2013	2012
Accumulated other comprehensive loss at beginning of year	$35,486	$37,469
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	-	200
Amortization of actuarial losses	(1,892)	(2,162)
Occurring during the year:
Prior service cost (credit)	(18,670)	-
Net actuarial (gains) losses	(21,248)	(21)
Total increase (decrease) in accumulated other comprehensive loss	(41,810)	(1,983)
Accumulated other comprehensive (income) loss at end of year	$(6,324)	$35,486

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2014
Net prior service credit	$(3,800)

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
(In thousands)	2013	2012
Projected benefit obligation	$145,732	$183,611
Accumulated benefit obligation	145,732	183,611
Fair value of plan assets	-	-

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2013	2012	2011
Service cost	$2,257	$2,190	$2,016
Interest cost	6,848	7,801	8,543
Amortization of prior service credit	-	(200)	(961)
Recognized net actuarial loss (gain)	1,892	2,162	1,068
Net periodic benefit cost	10,997	11,953	10,666
Temporary deviation loss	-	-	437
Total benefit cost	$10,997	$11,953	$11,103

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2014	$6,199
2015	6,358
2016	6,662
2017	7,094
2018	7,499
2019 - 2023	42,500

Schedule of Net Funded Status
(In thousands)	2013	2012
Benefit obligation at end of year	$(145,732)	$(183,611)
Fair value of plan assets at end of year	-	-
Funded status at year end	(145,732)	(183,611)

Pensions And Benefit Restoration Plans [Member]
Schedule of Net Funded Status
	Pension Plan		Tax Qualified Restoration Plan		Benefit Restoration Plan
(In thousands)	2013	2012	2013	2012	2013	2012
Benefit obligation at end of year	$(653,396)	$(751,605)	$(33,679)	$(37,461)	$(2,416)	$(2,589)
Fair value of plan assets at end of year	671,299	625,519	34,183	30,616	-	-
Funded status at year end	$17,903	$(126,086)	$504	$(6,845)	$(2,416)	$(2,589)